Fair Value Measurements - Schedule of Changes in Level 1 Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Fair Value Measurements - Schedule Of Changes In Level 1 Financial Assets Measured At Fair Value On Recurring Basis
Digital Currencies at fair value beginning balance			$ 616,352	$ 199	$ 199
Issuance of series C-1 convertible preferred stock and warrants in exchange of digital currencies					250,000
Realized loss on sale of digital currencies	$ 11,265		(51,914)
Change in fair value of digital currencies			(193,235)		704,946
Proceeds from sale of digital currencies			(231,548)		(338,793)
Digital Currency at fair value ending balance	$ 139,655		$ 139,655		$ 616,352